Financial instruments and financial risk management - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) counterparty $ / shares	Dec. 31, 2017 USD ($) counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk exposure	$ 1,134,000	$ 1,087,000
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | counterparty	4	3
Credit risk | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 197,000	$ 25,000
Credit risk | Financial assets past due but not impaired | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 55,000	5,000
Credit risk | Financial assets impaired | Trade And Other Receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables		$ 0
Equity price risk | Trade and Warrant Liability | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price (USD per share) | $ / shares	$ 1.19
Equity price risk | Trade and Warrant Liability | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price (USD per share) | $ / shares	$ 3.87